Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
DFA Selective State Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA Selective State Municipal Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA Selective State Municipal Bond Portfolio (the “Selective State Municipal Bond Portfolio” or “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Selective State Municipal Bond Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Selective State Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Selective State Municipal Bond Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Selective State Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Selective State Municipal Bond Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Selective State Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, and instrumentalities. As of the date of this prospectus, the Advisor expects to emphasize investments in obligations issued by or on behalf of: (i) states with no personal income tax (e.g., Wyoming, Washington, Texas, South Dakota, Nevada, Florida, and Alaska); (ii) states that generally tax income earned from both in-state and out-of-state municipal securities (e.g., Iowa, Illinois, Oklahoma, and Wisconsin); and (iii) states that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities (e.g., Utah). From time to time, the Advisor may emphasize investments in additional states or reduce the Portfolio’s emphasis on certain states without notice to shareholders. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Selective State Municipal Bond Portfolio will acquire obligations that mature within fifteen years from the date of settlement. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio duration of more than three years but less than five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Selective State Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa3 to Baa1 (by Moody’s) or BBB- to BBB+ (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Selective State Municipal Bond Portfolio invests are considered investment grade at the time of purchase.

The Selective State Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Selective State Municipal Bond Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the value of your investment in the Selective State Municipal Bond Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Selective State Municipal Bond Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Selective State Municipal Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause the Selective State Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Selective State Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Municipal Securities Risk: The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency.

Derivatives Risk: Derivatives are instruments, such as swaps and futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Selective State Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller of credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value. Additionally, payments made or received by the Selective State Municipal Bond Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Selective State Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The Selective State Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Selective State Municipal Bond Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Selective State Municipal Bond Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Selective State Municipal Bond Portfolio because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
DFA Selective State Municipal Bond Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.23%
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	89
1 Year	rr_ExpenseExampleNoRedemptionYear01	24
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 89

[1]	The Selective State Municipal Bond Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Selective State Municipal Bond Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.23% of the average net assets of the class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Selective State Municipal Bond Portfolio will remain in effect through February 28, 2021 and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.